Fair Value Measurements (Details) - Schedule of Inputs into the Black-Scholes Model - $ / shares		12 Months Ended
	Apr. 04, 2022	Jun. 30, 2023	Dec. 31, 2022	Apr. 04, 2022
Schedule of Inputs Into The Black Scholes Model [Abstract]
Exercise Price	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Underlying share price	$ 8.08	$ 10.46	$ 10.06	$ 8.08
Expected Volatility	25.62%	6.36%	2.97%	25.62%
Warrant life (years)	5 years	5 years	5 years	5 years
Risk-free rate	2.42%	4.13%	3.99%	2.42%